Property and Equipment - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Aug. 31, 2019	Sep. 30, 2018	Aug. 31, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Depreciation	$ 925	$ 1,073	$ 2,880	$ 7,348	$ 8,360	$ 11,434	$ 8,818	$ 8,160